Land and Housing Inventory - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 acre	Dec. 31, 2012 acre
Inventory Real Estate [Abstract]
Aggregate exercise price of option contracts	$ 29,800,000	$ 30,000,000
Other liabilities associated with option contracts	29,802,000	30,010,000
Non-refundable deposits and other entitlement costs	67,000,000	63,400,000
Option contracts with unconsolidated entities total remaining price	117,700,000	148,500,000
Area of longer-term land under other option agreements	4,878	4,878
Non-refundable deposits and other entitlement costs	5,900,000	5,600,000
Other land option entitlement aggregate exercise price	$ 58,600,000	$ 58,900,000